Equity - Schedule of Activity Related to the Warrants (Details)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares
Schedule of Activity Related to the [Warrants]
Outstanding beginning, Shares	125,000
Outstanding beginning, Weighted Average Exercise Price	$ 5.2
Granted, Shares		125,000
Granted, Weighted Average Exercise Price		$ 5.2
Forfeited, Shares
Forfeited, Weighted Average Exercise Price
Exercised, Shares
Exercised, Weighted Average Exercise Price
Expired, Shares
Expired, Weighted Average Exercise Price
Outstanding ending, Shares	125,000	125,000
Outstanding ending, Weighted Average Exercise Price	$ 5.2	$ 5.2
Exercisable, Shares	125,000
Exercisable, Weighted Average Exercise Price	$ 5.2
Exercisable, Weighted Average Remaining Contractual Life in Years	3 years 8 months 1 day	4 years 8 months 1 day